Vanguard Wellesley® Income Fund
Supplement Dated January 31, 2022, to the Prospectus and Summary Prospectus Dated January 31, 2022
Important Changes to Vanguard Wellesley Income Fund

Effective immediately, Matthew C. Hand has been added as a co-portfolio manager of Vanguard Wellesley Income Fund (the Fund). Additionally, W. Michael Reckmeyer, III will retire from Wellington Management Company LLP on June 30, 2022, and will no longer serve as a co-portfolio manager of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 27E 012022

Vanguard Wellesley® Income Fund

Supplement Dated January 31, 2022, to the Statement of Additional Information Dated January 31, 2022
Important Changes to Vanguard Wellesley Income Fund
Effective immediately, Matthew C. Hand has been added as a co-portfolio manager of Vanguard Wellesley Income Fund (the Fund). Additionally, W. Michael Reckmeyer, III will retire from Wellington Management Company LLP on June 30, 2022, and will no longer serve as a co-portfolio manager of the Fund. The Fund’s investment objective, strategies, and policies remain unchanged.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 027E 012022